Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations1 [Abstract]
Property, plant and equipment	$ 0	$ 0	$ 1
Acquired research and development	0	0	505
Deferred tax assets	0	0	28
Cash and cash equivalents	0	0	6
Deferred tax liabilities	0	0	(121)
Trade payables and other liabilities	0	0	(1)
Net identifiable assets acquired	0	0	418
Acquired liquidity	0	0	(6)
Goodwill	0	0	6
Net assets recognized as a result of business combinations	$ 0	$ 0	418
Goodwill expected to be deductible for tax purposes			$ 0